Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000017188 | Oversea-Chinese Banking Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017188 | Shionogi & Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017188 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017188 | Takeda Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017188 | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017188 | Lloyds Banking Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017188 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017188 | Subaru Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017188 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017188 | Otsuka Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017188 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017188 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017188 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017188 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017188 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017188 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017188 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017188 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017188 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017188 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017188 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017188 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017188 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017188 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017188 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017188 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017188 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017188 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017182 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017182 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017182 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017182 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017182 | SentinelOne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017182 | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017182 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017182 | Buzzi SpA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017182 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017182 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017182 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017182 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017182 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017182 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017182 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017182 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017182 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017182 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017182 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017182 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017182 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017182 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017182 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000017182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017182 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017182 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000017182 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017182 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017180 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017180 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017180 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017180 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017180 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017180 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017180 | Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017180 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017180 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017180 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017180 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017180 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017180 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017180 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017180 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017180 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000017180 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017180 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017180 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017180 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017184 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017184 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017184 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017184 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017184 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017184 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017184 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017184 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017184 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017184 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017184 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017184 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000017184 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017184 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017184 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017184 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017184 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017184 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%